Mortgage Servicing Rights	12 Months Ended
Dec. 31, 2011
Mortgage Servicing Rights [Abstract]
Mortgage Servicing Rights

NOTE 9 – MORTGAGE SERVICING RIGHTS

The Bank sells substantially all qualified fixed-rate residential real estate loans which it originates. In 2011, the Bank sold approximately $4,521,000 of loans resulting in net gains of $154,000, including $39,000 of gains resulting from capitalized mortgage servicing rights. In 2010, the Bank sold approximately $10,813,000 of loans resulting in net gains of $282,000, including $109,000 of gains resulting from capitalized mortgage servicing rights. At December 31, 2011 and 2010, the unpaid principal balances of mortgage loans serviced for others, approximating $24,001,000 and $22,465,000 respectively, are not included in the accompanying consolidated balance sheets. Amortization of mortgage servicing rights amounted to $117,000 in 2011 and $73,000 in 2010, and is reported as a reduction of other operating income. Mortgage servicing rights are included in other assets in the consolidated balance sheet and amounted to $141,000 and $161,000 at December 31, 2011 and 2010, respectively.